Income Taxes, Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense (benefit)
Current federal income tax expense (benefit)	$ 29	$ 97	$ (79)
Current state income tax expense	(2)	5	9
Deferred federal income tax expense (benefit)	1	48	45
Deferred state income tax expense (benefit)	5	7	7
State - valuation allowance adjustment			6
Total income tax expense (benefit)	$ 33	$ 157	$ (12)